RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Restricted Cash	The Company had long-term restricted cash of $42.2 million as at December 31, 2021 (December 31, 2020 - $38.6 million), in support of environmental closure costs obligations related to the Essakane mine.